Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Going Concern

Going Concern

In accordance with the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern.

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, the ability to secure additional capital to fund operations, development by competitors of new technological innovations, dependence on key personnel, protection of proprietary technology, and compliance with government regulations. Product candidates currently under development require significant additional research and development efforts, including clinical testing and regulatory approval, prior to any commercialization. These efforts require significant amounts of capital, adequate personnel and infrastructure and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize revenue from any product sales.

The Company has funded its operations primarily with proceeds from the sale of its equity securities. As of June 30, 2023, the Company had unrestricted cash and cash equivalents of $38.8 million. The Company has incurred recurring losses since its inception including net losses of $14.8 million and $51.1 million for the six months ended June 30, 2023 and 2022, respectively. In addition, the Company had an accumulated deficit of $460.2 million as of June 30, 2023.

Net cash used in operating and investing activities was $12.1 million for the six months ended June 30, 2023. The Company expects to continue to incur significant expenses and generate operating losses for the foreseeable future. These conditions indicate that there is substantial doubt regarding the Company's ability to continue as a going concern for at least 12 months from the issuance date of these unaudited condensed consolidated financial statements.

As a result, the Company will need additional funding to support its continuing operations. There can be no assurances, however, that additional funding will be available on favorable terms, or at all. If adequate funds are not available, the Company will be required to further reduce headcount as well as spending and potentially delay, limit, reduce or terminate its product research and development efforts in order to enable it to meet its obligations as they fall due for the foreseeable future.

The accompanying unaudited condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the unaudited condensed consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

License Revenue

License Revenue

The Company accounts for its revenues pursuant to the provisions of ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”).

The Company has no products approved for commercial sale and has not generated any revenue from commercial product sales. The revenue earned to date has been generated solely from an out-licensing agreement.

In determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under the arrangement within the scope of ASC 606, the Company performs the following steps: (i) identification of the promised goods or services in the contract; (ii) determination of whether the promised goods or services are performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations based on estimated selling prices; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation.

License Fees and Multiple Element Arrangements

License Fees and Multiple Element Arrangements

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from non-refundable, upfront fees allocated to the license at such time as the license is transferred to the licensee and the licensee is able to use, and benefit from, the license. For licenses that are bundled with other promises, the Company utilizes judgment to assess the nature of the combined performance obligations to determine whether the combined performance obligations are satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue from non-refundable, upfront fees. The Company evaluates the measure of progress each reporting period and, if necessary, adjusts the measure of performance and related revenue recognition.

Appropriate methods of measuring progress include output methods and input methods. In determining the appropriate method for measuring progress, the Company considers the nature of service that the Company promises to transfer to the customer. When the Company decides on a method of measurement, the Company will apply that single method of measuring progress for each performance obligation satisfied over time and will apply that method consistently to similar performance obligations and in similar circumstances.

Contingent Research Milestone Payments

Contingent Research Milestone Payments

ASC 606 constrains the amount of variable consideration included in the transaction price in that either all, or a portion, of an amount of variable consideration should be included in the transaction price. The variable consideration amount should be included only to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The assessment of whether variable consideration should be constrained is largely a qualitative one that has two elements: the likelihood of a change in estimate, and the magnitude thereof. Variable consideration is not constrained if the potential reversal of cumulative revenue recognized is not significant.

If the consideration in a contract includes a variable amount, the Company will estimate the amount of consideration in exchange for transfer of promised goods or services. The consideration also can vary if the Company’s entitlement to the consideration is contingent on the occurrence or non-occurrence of a future event. The Company considers contingent research milestone payments to fall under the scope of variable consideration, which should be estimated for revenue recognition purposes at the inception of the contract and reassessed ongoing at the end of each reporting period.

The Company assesses whether contingent research milestones should be considered variable consideration that should be constrained and thus not part of the transaction price. This includes an assessment of the probability that all or some of the milestone revenue could be reversed when the uncertainty around whether or not the achievement of each milestone is resolved, and the amount of reversal could be significant.

The Company considers all relevant factors in accordance with U.S. GAAP when assessing whether variable consideration should be constrained and no one factor is determinative.

Royalty Revenue

Royalty Revenue

For arrangements that include sales-based royalties, including milestone payments based on the level of sales, and in which the license is deemed to be the predominant item to which the royalties relate, the Company recognizes revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).